September 20, 2013

WBI ABSOLUTE RETURN BALANCED FUND
WBI ABSOLUTE RETURN DIVIDEND GROWTH FUND

(each a “Fund”, collectively the “Funds”)

No Load Shares
Institutional Shares

Each a series of Advisors Series Trust

Supplement dated September 20, 2013 to the Statement of
Additional Information (“SAI”) dated March 30, 2013

Effective immediately, the following language is added to the bottom of page 35 of the SAI, immediately following the section titled “Redemptions In-Kind,” and any reference to share classes having no conversion rights is hereby deleted:

Converting Shares
If consistent with your financial intermediary’s program, No Load Shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A share conversion from No Load Shares of a Fund to Institutional Shares of the same Fund will not result in realization of a capital gain or loss for federal income tax purposes.

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Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

September 20, 2013

WBI ABSOLUTE RETURN BALANCED PLUS FUND
WBI ABSOLUTE RETURN DIVIDEND INCOME FUND

(each a “Fund”, collectively the “Funds”)

No Load Shares
Institutional Shares

Each a series of Advisors Series Trust

Supplement dated September 20, 2013 to the Statement
of Additional Information (“SAI”) dated June 17, 2013

Effective immediately, the following language is added to the bottom of page 32 of the SAI, immediately following the section titled “Redemptions In-Kind,” and any reference to share classes having no conversion rights is hereby deleted:

Converting Shares
If consistent with your financial intermediary’s program, No Load Shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A share conversion from one class of shares of the Fund to a different class will not result in realization of a capital gain or loss for federal income tax purposes.

*   *   *   *   *

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.